Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

16	Property, plant and equipment

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At 1 January 2021	3,481,210	42,742,330	1,958,220	48,181,760
Additions	—	161,118	15,646	176,764
Transferred from construction in progress (note 18)	130,947	1,476,065	92,962	1,699,974
Reclassification	267,662	(275,880)	8,218	—
Disposals	(4,717)	(737,634)	(62,782)	(805,133)
Transferred from investment properties (note 17)	1,164	—	—	1,164
Transferred to construction in progress (note 18)	(2,091)	(1,260)	(15,404)	(18,755)
Transferred to investment properties (note 17)	(83)	(7)	—	(90)

At 31 December 2021 and 1 January 2022	3,874,092	43,364,732	1,996,860	49,235,684
Additions	132	187,460	39,934	227,526
Transferred from construction in progress (note 18)	609,303	1,768,395	90,219	2,467,917
Reclassification	9,088	(47,399)	38,311	—
Disposals	(2,596)	(393,686)	(51,813)	(448,095)
Transferred from investment properties (note 17)	47	—	—	47
Others	1,208	—	—	1,208

At 31 December 2022	4,491,274	44,879,502	2,113,511	51,484,287

Accumulated depreciation:
At 1 January 2021	(2,396,564)	(31,700,912)	(1,457,854)	(35,555,330)
Charge for the year	(88,234)	(1,419,669)	(113,556)	(1,621,459)
Reclassification	(214,041)	216,706	(2,665)	—
Written back on disposals	3,652	626,865	55,709	686,226
Transferred from investment properties (note 17)	(1,088)	—	—	(1,088)
Transfer to construction in progress (note 18)	46	735	5,642	6,423
Transferred to investment properties (note 17)	80	7	—	87

At 31 December 2021 and 1 January 2022	(2,696,149)	(32,276,268)	(1,512,724)	(36,485,141)
Charge for the year	(95,661)	(1,270,423)	(128,092)	(1,494,176)
Reclassification	(787)	6,340	(5,553)	—
Written back on disposals	2,469	344,469	50,036	396,974
Transferred from investment properties (note 17)	(45)	—	—	(45)

At 31 December 2022	(2,790,173)	(33,195,882)	(1,596,333)	(37,582,388)

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Impairment losses:
At 1 January 2021	(53,792)	(850,967)	(8,649)	(913,408)
Charge for the year	(793)	(586,147)	(682)	(587,622)
Written back on disposals	—	60,018	501	60,519
Reclassification	(26,133)	26,270	(137)	—

At 31 December 2021 and 1 January 2022	(80,718)	(1,350,826)	(8,967)	(1,440,511)
Charge for the year	(984)	(283,624)	(1,652)	(286,260)
Written back on disposals	—	4,264	112	4,376
Reclassification	(2,146)	2,202	(56)	—

At 31 December 2022	(83,848)	(1,627,984)	(10,563)	(1,722,395)

Net book value:
At 31 December 2022	1,617,253	10,055,636	506,615	12,179,504

At 31 December 2021	1,097,225	9,737,638	475,169	11,310,032

(i)
The Group recognized impairment loss on property, plant and equipment in relation to certain production facilities of RMB 212,410 thousand for the year ended 31 December 2022. Due to deteriorating market conditions, the increasing production cost is not expected to be covered by the estimated selling price of the products, the Group identified an impairment indicator for property, plant and equipment in relation to certain production facilities, including No.1 ethylene glycol plant and No.2 ethylene glycol plant under intermediate petrochemicals segment, and performed an impairment assessment of these assets based on their estimated recoverable amounts, as a result the carrying amount of these assets were written down to their recoverable amount of RMB 265,377 thousand.

The recoverable amounts of above production facilities are estimated using the present value of future cash flows based on the financial budgets approved by management covering a five-year period. Forecasted cash flows are developed using several key assumptions, including the product sales growth rates, related costs growth rates (“forecasted growth rates”) and discount rate. The forecasted growth rates are based on past business performance and market participants’ expectations for market development, which are consistent with the forecasts included in industry reports. The discount rate used is a pre-tax
ratio of 9% and reflects specific risks relating to the Group.

(ii)
During the year ended 31 December 2022, a number of production facilities were idle or obsolete. The Group does not expect to have future economic benefits recoverable from the use of those production facilities. There is no alternative use of those production facilities which is specifically designed. The recoverable amounts of property, plant and equipment related to those production facilities are estimated to be their residual value. As a result, impairment loss of RMB49,230 thousand under synthetic fibres segment and RMB24,620 thousand under resins and plastics segment was made against the carrying amounts of those assets.

As a result of these assessments, an impairment loss of RMB286,260 thousand on property, plant and equipment was recognized in “cost of sales” for the year ended 31 December 2022.
For the year ended 31 December 2021, impairment loss of RMB 587,622 thousand on property, plant and equipment was recognized in Cost of sales for the excess of carrying amount over its recoverable amount.
For the year ended 31 December 2020, impairment loss of RMB 87,570 thousands has been recognized in Cost of sales for the excess of carrying amount over its recoverable amount.